Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net income (loss)	$ 48,715	$ (94,158)
Unrealized (loss) gain from marketable securities	(421)	867
Foreign currency translation loss	(70)	(106)
Other comprehensive (loss) income	(491)	761
Comprehensive income (loss)	48,224	(93,397)
Comprehensive income (loss) attributable to stockholders of Frontline Ltd.	48,003	(89,554)
Comprehensive income (loss) attributable to non-controlling interest	$ 221	$ (3,843)